Discontinued Operations - Summary of Results of Operations and Cash Flows of Discontinued Operations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Operating expenses:
Net loss from discontinued operations	¥ (62,366)
Net cash provided by discontinued operating activities	186
Net cash provided by discontinued investing activities	265,753
Yitian Xindong
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	69,917
Cost of revenues	(33,875)
Gross profit	36,042
Operating expenses:
Sales and marketing expenses	(29,377)
General and administrative expenses	(6,539)
Technology and product development expenses	(9,664)
Goodwill impairment	(39,352)
Total operating expenses	(84,932)
Loss from operations	(48,890)
Interest income, net	270
Loss from disposal of discontinued operations	(14,678)
Others, net	569
Loss before tax	(62,729)
Income tax benefit	363
Net loss from discontinued operations	(62,366)
Net cash provided by discontinued operating activities	186
Net cash provided by discontinued investing activities	¥ 265,753